Shareholders' Deficit (Additional Information) (Details)											12 Months Ended
	Dec. 26, 2024 USD ($)	Dec. 11, 2024 USD ($) $ / shares shares	Oct. 27, 2024 USD ($) Days $ / shares shares	Sep. 20, 2024 USD ($)	Apr. 23, 2024 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 22, 2023 shares	Sep. 21, 2023 USD ($)	Aug. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 18, 2024 shares	Jun. 11, 2024 shares	Sep. 25, 2023 shares
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued											243,312,885	160,084,250	3,250,000	3,250,000	474,683
Share price | $ / shares											$ 18
Warrants outstanding											5,467,692	6,854,309
Treasury Stock Common Shares Outstanding											60,068,585	60,068,585
Shares issued, shares											250,000
Proceeds from issuance of shares under direct offerings | $											$ 41,967,000	$ 0
Payment made to Investor | $											8,650,000
Common Stock Issued | $											24,000	16,000
Company repurchased | $											$ 300,000	$ 0
Preferred stock, shares authorized											45,000,000	45,000,000
Common Warrants Purchase											250,000
Combined Price Paid Of Warrant | $ / shares						$ 1.564
Additional Paid-in Capital | $											$ 454,591,000	$ 407,813,000
Clearing Expenses | $					$ 15,950
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding											29,057,097	29,057,097
Preferred stock, shares issued											29,057,097	29,057,097
Preferred Stock Member
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares issued											45,000,000
Series 1 Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding												0
Preferred stock, shares authorized												0
Preferred stock, shares issued												0
Preferred Stock Dividends, Shares			5,000,000
Preferred Stock, Dividends Per Share, Declared | $ / shares			$ 0.0001
Conversion of Stock, Amount Converted | $			$ 200,000,000
Trading Days | Days			10
Series 1 Preferred Stock [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Trading Days | Days			15
Hudson Bay [Member]
Shareholders' Equity (Details) [Line Items]
Proceeds from issuance of shares under direct offerings | $									$ 118,600,000
Common Stock Issued | $											$ 500,000
Rodman & Renshaw LLC
Shareholders' Equity (Details) [Line Items]
Common stock sold						5,882,353
Common Warrants Purchase						5,882,353
Public Offering Price | $ / shares						$ 1.7
Exercise Price Of Warrant | $ / shares						1.7
Cove Lane [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock Issued | $											$ 300,000
A R Yorkville Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued											632,431
Purchase of stock, percentage											98.00%
Common stock sold											96,982	11,552,074
Proceeds from sale of common stock | $											$ 200,000	$ 32,300,000
Right to sell maximum number of common stock shares | $										$ 500,000,000	$ 500,000,000
A R Yorkville Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares											250,000
B. Riley Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued											250,000
Purchase of stock, percentage											98.00%
Common stock sold												1,414,554
Proceeds from sale of common stock | $												$ 3,200,000
Right to sell maximum number of common stock shares | $										$ 500,000,000
ATM Sales Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock sold											2,764,187	0
Proceeds from sale of common stock | $											$ 2,700,000
Proceeds from sale of common shares percentage											3.00%
ATM Sales Agreement [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Number sale of common stock shares							170,000,000
Representative Warrants Outstanding[Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											470,588
Representative Warrants Outstanding[Member] | Other Noncurrent Liabilities [Member]
Shareholders' Equity (Details) [Line Items]
Additional Paid-in Capital | $											$ 300,000
Registered Direct Offering [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											15,000,000
Exercise Price Of Warrant | $ / shares					$ 1.1
Proceeds from Warrant Exercises | $	$ 200,000
Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate gross proceeds from offering | $					$ 15,000,000
Registered Direct Offering [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares		26,355,347			15,000,000
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Price per share | $ / shares						$ 2.125
Common Warrants Purchase						882,352
Common stock shares reserved for future issuance						470,588
Combined public offering price						125.00%
Warrants [Member] | Warrant Transfer Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Price per share | $ / shares											$ 0.01
Warrants outstanding											1,000,000	3,613,383
Warrants [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Proceeds from Warrant Exercises | $		$ 17,000,000
Public Warrants Purchase Common Stock[Member]
Shareholders' Equity (Details) [Line Items]
Price per share | $ / shares											$ 11.5
Senior Notes [Member]
Shareholders' Equity (Details) [Line Items]
Legal fees and expenses | $								$ 12,300,000
Closing Penny Warrant [Member] | Senior Notes [Member]
Shareholders' Equity (Details) [Line Items]
Issue of warrants						882,352
Common Warrants [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate purchase of private placement warrants (in Shares)					15,000,000
Common Warrants [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.59			$ 1
Common Warrants [Member] | Firm Warrants
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											3,803,447
Common Warrants [Member] | Firm Warrants | Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common Warrants Purchase		1,764,706
Exercise Price Of Warrant | $ / shares		$ 0.59
Proceeds from Warrant Exercises | $											$ 1,600,000
Number of warrants exercised											2,078,906
Common Warrants [Member] | Registered Direct Offering [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											57,512,958
Aggregate purchase of private placement warrants (in Shares)		57,512,958
Common Warrants [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Pre-funded warrants to purchase		2,401,132
Common Warrants [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Pre funded warrant per share | $ / shares		$ 0.5899
Placement Agent Warrants
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											1,200,000
Cash Fee Percentage of Gross Proceeds Paid to Placement Agents					8.00%
Legal fees and expenses | $					$ 100,000
Placement Agent Warrants | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Percent of Total Number of Shares issued to Agents in the Offering					8.00%
Placement Agent Warrants | Other Noncurrent Liabilities [Member]
Shareholders' Equity (Details) [Line Items]
Additional Paid-in Capital | $					$ 600,000
Placement Agent Warrants | Registered Direct Offering [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											4,601,036
Exercise Price Of Warrant | $ / shares					$ 1.25
Additional Paid-in Capital | $	$ 1,300,000
Percent of Combined Offering Exercise Price Per Share					125.00%
Placement Agent Warrants | Registered Direct Offering [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate purchase of private placement warrants (in Shares)					1,200,000
Treasury Stock [Member]
Shareholders' Equity (Details) [Line Items]
Treasury Stock Common Shares Outstanding											60,068,585	60,068,585
SPAC Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Company repurchased | $				$ 4,000,000